UNAUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Cash flows from operating activities:
Net income	¥ 697,923,426	$ 102,793,011	¥ 531,623,920
Adjustments to reconcile net income to net cash provided by/(used in) operating activities:
Share-based compensation charge	866,385	127,605	11,208,163
Change in fair value of foreign exchange forward contracts	10,059,132	1,481,550	108,371,849
Change in fair value of foreign exchange options			330,706
Change in fair value of convertible senior notes	516,665,506	76,096,605	(38,525,112)
Change in fair value of call option	(218,498,321)	(32,181,325)	663,084
Change in fair value of interest rate swap	78,878,089	11,617,487	94,440,241
Convertible senior notes issuance expense	0	0	18,646,101
Deferred income taxes			6,561,494
Depreciation of property, plant and equipment	829,024,579	122,102,124	495,527,422
Amortization of right-of-use assets	119,079,423	17,538,503	100,202,580
Depreciation of project assets	24,489,564	3,606,923	13,065,580
Amortization of land use rights	10,743,344	1,582,324	8,907,738
Amortization of intangible assets	7,929,021	1,167,819	5,069,342
Amortization for guarantee liability	(11,182,472)	(1,647,000)	(17,438,596)
Inventory provision	157,712,021	23,228,470	114,104,809
Provision/(reversal of provision) for allowance of doubtful accounts	43,590,206	6,420,143	(2,040,417)
Loss on disposal of property, plant and equipment	198,102,332	29,177,320	50,992,923
Amortization of deferred losses related to sale-leaseback transactions	20,367,872	2,999,863	25,882,978
Gain on disposal of land use right	(174,477)	(25,698)	0
Loss on disposal of intangible assets	61,880	9,114
Equity in loss of affiliated companies	72,611,681	10,694,545	80,634,774
Exchange (gain)/loss, net	113,084,113	16,655,490	(22,811,093)
Changes in operating assets and liabilities (net of impact of disposition):
Decrease/(increase) in accounts receivable - third parties	(45,397,821)	(6,686,376)	838,720,522
Decrease in accounts receivable - related parties	59,579,442	8,775,103	157,365,854
Increase in notes receivable - third parties	(603,366,331)	(88,866,256)	(916,157,145)
Increase in notes receivable - related parties	(20,000,000)	(2,945,682)
Decrease/(increase) in advances to suppliers - third parties	491,199,496	72,345,867	(1,200,635,439)
Increase in inventories	(2,061,191,895)	(303,580,755)	(443,372,947)
(Increase)/decrease in project assets constructed for sale, net of incremental revenue (note 2(l))	976,712,752	143,854,241	(381,768,254)
Decrease in lease liabilities	(14,606,985)	(2,151,376)	(12,603,307)
Decrease in other receivables - related parties	2,914,852	429,311	10,322,638
Increase in prepayments and other current assets	(381,423,181)	(56,177,563)	(202,039,764)
Decrease/(increase) in other assets - related parties	(3,615,690)	(532,534)	36,136,153
(Increase)/decrease in other assets - third parties	99,872,778	14,709,670	(414,703,993)
Increase in accounts payable - third parties	(77,868,198)	(11,468,746)	(530,565,233)
(Decrease)/increase in accounts payable - related parties	(3,117,683)	(459,185)	6,319,838
Increase in accrued payroll and welfare expenses	(40,303,812)	(5,936,110)	(18,853,552)
Increase/(decrease) in advances from - third parties	(1,947,009,040)	(286,763,438)	1,586,832,292
(Decrease)/increase in advances from - related parties	(748,615)	(110,259)	4,893
Increase/(decrease) in income tax payables	(31,089,538)	(4,578,994)	35,896,011
Decrease in derivative assets - foreign exchange option			516,012
Decrease in derivative liability - interest rate swap	(140,150,054)	(20,641,872)	(21,488,548)
Increase/(decrease) in other payables and accruals - third parties	242,861,134	35,769,579	8,189,395
Increase/(decrease) in other payables and accruals - related parties	(218,213)	(32,139)
Decrease of long-term borrowings related to sale of project assets constructed for sale	(859,165,984)	(126,541,473)
Net cash provided by/(used in) operating activities	(1,684,799,282)	(248,144,115)	123,533,912
Cash flows from investing activities:
Maturity of restricted short-term investments	7,337,257,603	1,080,661,247	5,687,880,525
Maturity of restricted long-term investments	755,788,733	111,315,649	576,040,856
Proceeds from disposal of property, plant and equipment	53,915,097	7,940,836	168,631,995
Proceeds from disposal of land use right	19,425,099	2,861,008
Cash received from, net of cash, disposal of a subsidiary	41,793,099	6,155,458	128,138,502
Cash received from dividend	15,597,932	2,297,328
Purchase of property, plant and equipment	(2,190,479,135)	(322,622,708)	(2,691,206,586)
Cash paid for project assets constructed to operate	(55,856,726)	(8,226,807)	(372,485,040)
Cash paid for investment in affiliates			(295,049,363)
Purchase of land use right	(155,556,704)	(22,911,026)	(34,951,335)
Purchase of intangible assets	(8,342,288)	(1,228,686)	(4,557,947)
Purchase of restricted short-term investments	(6,785,091,813)	(999,336,016)	(8,087,237,107)
Purchase of restricted long-term investments	(1,191,410,838)	(175,475,851)	(169,047,264)
Net cash used in investing activities	(2,162,959,941)	(318,569,568)	(5,093,842,764)
Cash flows from financing activities:
Cash received from issuance of convertible senior notes			585,301,500
Cash payment for call option			(216,905,850)
Cash payment for finance lease and related deposit as lessee	(197,433,915)	(29,078,873)	(293,893,641)
Proceeds from exercise of share options	44,125,483	6,498,981	11,125,041
Proceeds from common stock offering, net of issuance cost			488,950,795
Capital contributions by non-controlling interests holder	857,000,000	126,222,458	1,645,780,000
Issuance cost paid for issuance of convertible senior notes			(18,646,101)
Proceeds from borrowings	16,435,622,919	2,420,705,626	13,163,535,669
Repayment of borrowings	(13,621,962,699)	(2,006,298,265)	(11,409,074,926)
Decrease in notes payable - related party			(35,000,000)
Increase in notes payable - third party	524,624,467	77,268,833	2,040,026,071
Repurchase of convertible senior notes			(68,632)
Repurchase of shares	(29,294,325)	(4,314,588)
Repayment of bonds payable			300,000,000
Net cash provided by financing activities	4,012,681,930	591,004,172	5,661,129,926
Effect of foreign exchange rate changes on cash, cash equivalents, and restricted cash	(34,038,974)	(5,013,399)	25,695,960
Net increase in cash, cash equivalents, and restricted cash	130,883,733	19,277,090	716,517,034
Cash, cash equivalents, and restricted cash, beginning of the period	6,273,958,429	924,054,205	3,482,027,573
Cash, cash equivalents, and restricted cash, end of the period	6,404,842,162	943,331,295	4,198,544,607
Supplemental disclosure of cash flow information
Cash paid for income tax	290,021,995	42,715,623	121,390,238
Cash paid for interest expenses (net of amounts capitalized)	352,709,940	51,948,560	290,384,961
Supplemental disclosure of non-cash investing and financing cash flow information
Purchases of property, plant and equipment included in other payables	1,687,910,357	248,602,327	1,658,652,209
Purchases of project assets included in held-for-sale liabilities			170,731,506
Proceeds from exercise of share options received in subsequent period	70,633,309	10,403,162	¥ 27,215,077
Settlement of non-controlling interests (Note 19)	1,647,264,042	242,615,771
Disposal of equity securities (Note 11)	¥ 7,200,000	$ 1,060,445